Share-based payments, Share Options (Details) - Share Options [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Jun. 30, 2025 shares $ / shares
Number of options [Abstract]
Outstanding at the beginning of the financial period (in shares)	1,631,615	2,938,803
Expired (in shares)	(1,631,615)	(1,307,188)
Outstanding at the end of the financial period (in shares)	0	1,631,615
Weighted average exercise price [Abstract]
Weighted average exercise price (in dollars per share) | $ / shares	$ 0.19	$ 0.21
Expired (in dollars per share) | $ / shares	$ 0.19	$ 0.24